Tax - Summary of Reconciled to the (Loss)/Profit Per the Income Statement (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
(Loss) / profit before tax	£ 15.6	£ (15.6)	£ 4.7	£ 8.3
Tax at the UK corporation tax rate of 19.0% (December 2021: 19.0%; December 2020: 19.0%; June 2020: 19.0%)	3.0	(3.0)	0.9	1.6
Adjustment in respect of overseas tax rates	0.2	2.3	2.0	(1.3)
Adjustments in respect of prior years	0.0	0.0	(0.5)	0.0
Effect of ‘patent box' benefit	0.9	(2.8)	(4.2)	(6.0)
Tax effect of non-deductible expenses and non-taxable income	(1.5)	0.1	0.9	1.3
Overseas R&D tax credit uplift	0.3	(0.8)	(0.7)	(0.5)
Overseas withholding tax	(0.1)	0.0	0.5	0.5
Effect of tax rate change	0.0	(2.9)	1.4	0.2
Tax (credit) / charge for the year / period	£ 2.8	£ (7.1)	£ 0.3	£ (4.2)